Sale Of Equipment Installment Receivables (Finance Receivables Repurchased) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes In Other Assets [Line Items]
Other Selling, General and Administrative Expense, Total		$ 36,347	$ 32,919	$ 39,697
Finance Receivables [Member]
Changes In Other Assets [Line Items]
Fair value of repurchased receivables		1,675	685	0
Carrying value of deferred purchase price		1,638	534	0
Other Selling, General and Administrative Expense, Total	[1]	$ 37	$ 151	$ 0

[1]	These gains are included in “Selling, general and administrative” in the consolidated statements of income.